Related Party Balances and Transactions	6 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 26 – RELATED PARTY BALANCES AND TRANSACTIONS

As of December 31, 2023 and June 30, 2023, the Company had $472,607 and $442,825 payable balances to Mr. Wenshan Xie, our Chairman, CEO and a shareholder of the Company, for temporary working capital needs, respectively. As of December 31, 2023 and June 30, 2023, the Company had $1,265,927 and $1,249,387 payable balances to Ms. Ling Chen, a shareholder of Zhongrun, a major subsidiary of the Company, for temporary working capital needs, respectively.

For the six months ended December 31, 2023, Mr. Xie made payment of $22,902 for purchase of goods and services for the Company and the Company repaid $2,240 to Mr. Xie. For the six months ended December 31, 2022, Mr. Xie made payment of $298,113 for purchase of goods and services for the Company and the Company repaid $22,846 to Mr. Xie.

As of December 31, 2023 and June 30, 2023, the Company had $14,983,280 and $4,295,120 receivable balances from E-Home Group Limited, a company controlled by the CEO and Chairman of the Company, Mr. Wenshan Xie, for temporary lending. The balances were included in due from related parties presented on the Company’s balance sheet. The Company expects to fully collect the balance of due from related parties by June 30, 2024.

For the six months ended December 31, 2023, the Company transferred $10,688,160 to E-Home Group Limited for temporary lending with no interest bearing. For the six months ended December 31, 2022, the Company transferred $2,600,000 and $500,000 to E-Home Group Limited and its consistent voter Lucky Max Global Limited for temporary lending, respectively.